Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| AGFiQ Equal Weighted High Momentum Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGFiQ Equal Weighted High Momentum Factor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones High Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay transaction costs, such as brokerage commissions, on the purchase and sale of Fund shares, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance of the Dow Jones High Momentum Index (the “Target High Momentum Index” or “Index”) by investing at least 80% of its total assets in common stocks in the Target High Momentum Index.

The universe for the Target High Momentum Index is the top 1,000 eligible securities, including real estate investment trusts (“REITs”), by market capitalization in the Dow Jones U.S. Index (“universe”). The securities included in the universe are categorized as belonging to one of ten sectors. The Target High Momentum Index identifies the 20% of securities with the highest momentum within each sector as equal-weighted components of the Index. A stock's momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. High momentum stocks are those stocks with higher total returns.

Although the Fund will seek to invest in all of the positions that comprise the Target High Momentum Index in approximately the same weight as they appear in the Index, the Fund may use a sampling strategy to track the performance of the Target High Momentum Index. A sampling strategy involves investing in a representative sample of the positions in the Target High Momentum Index that, collectively, have an investment profile correlated with the Target High Momentum Index. In either case, the weightings of the positions in the Fund's portfolio may differ from their weightings in the Target High Momentum Index.

The Fund may invest up to 20% of its total assets in instruments, other than positions in the Target High Momentum Index, the Adviser believes will help the Fund track the Target High Momentum Index. Such instruments may include common stocks not in the Target High Momentum Index; derivatives, including swap agreements based on the Target High Momentum Index and futures contracts on equity indexes; and money market instruments.

The Target High Momentum Index is reconstituted quarterly. The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Target High Momentum Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is expected to concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Target High Momentum Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Single Factor Risk: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program.

Momentum Risk: In general, “momentum” is the tendency of an investment to exhibit persistence in its relative performance; a momentum style of investing, therefore, emphasizes investing in securities that have recently outperformed the universe. Momentum securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Passive Investment Risk: The Fund is managed with a passive investment strategy, attempting to track the Target High Momentum Index. As a result, the Fund expects to hold constituent securities of the Target High Momentum Index regardless of their current or projected performance, which could cause the Fund's return to be lower than if the Fund employed an active strategy.

Tracking Error Risk: The investment performance of the Fund may diverge from that of its Target High Momentum Index, due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target High Momentum Index. If the Fund is small, it may experience greater tracking error.

ETF Risks

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium-Discount Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Concentration Risk: To the extent that the Target High Momentum Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk: The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Portfolio Turnover Risk: The Fund's investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an exchange-traded fund (“ETF”), not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because the Fund has not yet commenced operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet commenced operations.
| AGFiQ Equal Weighted High Momentum Factor Fund | AGFiQ Equal Weighted High Momentum Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 YEAR	rr_ExpenseExampleYear01	$ 66
3 YEARS	rr_ExpenseExampleYear03	$ 268

[1]	Pursuant to a Rule 12b-1 distribution and service plan ('Plan'), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the 'Board') has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund's investment adviser, FFCM LLC ('Adviser'), has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2019, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ('Operating Expenses') of the Fund are limited to 0.65% of average net assets ('Expense Cap'). This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.65% of the Fund's average net assets and the expense cap in place at the time of the Adviser's waiver or reimbursement.